                            VAN KAMPEN EXCHANGE FUND
                    SUPPLEMENT DATED APRIL 30, 1999, TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 23, 1999

     In Statement of Additional Information (page B-9) under the section captioned "Compensation Table," the second column entitled Aggregate Compensation from the Registrant(2) is hereby amended and restated as follows:

                               COMPENSATION TABLE

                                                            AGGREGATE
                                                          COMPENSATION
                                                            FROM THE
                        NAME(1)                           REGISTRANT(2)
                        -------                           -------------
David C. Arch...........................................     $1,973
Rod Dammeyer............................................      1,973
Howard J Kerr...........................................      1,973
Steven Muller...........................................      1,973
Theodore A. Myers.......................................      1,973
Hugo F. Sonnenschein....................................      1,973
Wayne W. Whalen.........................................      1,973

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